SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 1, 2020.

MFS® Limited Maturity Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.
You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):
Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

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MFS Limited Maturity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.10%
Total Annual Fund Operating Expenses	0.80%	0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.48%
Fee Reductions and/or Expense Reimbursements[1]	(0.20)%	(0.10)%	(0.20)%	(0.10)%	(0.10)%	(0.10)%	(0.20)%	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.60%	0.70%	1.35%	1.45%	0.45%	1.45%	0.85%	0.70%	0.45%	0.38%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	529A	529B	529C
Management Fee	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%
Fee Reductions and/or Expense Reimbursements[1]	(0.20)%	(0.20)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.65%	1.40%	1.50%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. MFS Fund Distributors, Inc., has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc.) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of each class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2021.

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MFS Limited Maturity Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$310	$478	$662	$1,195
Class T Shares	$320	$488	$672	$1,205
Class B Shares assuming
redemption at end of period	$537	$768	$1,024	$1,624
no redemption at end of period	$137	$468	$824	$1,624
Class C Shares assuming
redemption at end of period	$248	$479	$834	$1,836
no redemption at end of period	$148	$479	$834	$1,836
Class I Shares	$46	$165	$296	$679
Class 529A Shares	$315	$493	$688	$1,253
Class 529B Shares assuming
redemption at end of period	$543	$783	$1,050	$1,680
no redemption at end of period	$143	$483	$850	$1,680
Class 529C Shares assuming
redemption at end of period	$253	$494	$860	$1,891
no redemption at end of period	$153	$494	$860	$1,891
Class R1 Shares	$148	$479	$834	$1,836
Class R2 Shares	$87	$312	$558	$1,263
Class R3 Shares	$72	$244	$433	$980
Class R4 Shares	$46	$165	$296	$679
Class R6 Shares	$39	$143	$258	$593

Effective immediately, the third paragraph in the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Effective August 1, 2020 the management fee set forth in the Investment Advisory Agreement is 0.40% of the fund's average daily net assets annually up to $1 billion, 0.35% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.30% of the fund's average daily net assets annually in excess of $2.5 billion.
For the period from August 1, 2019 to July 31, 2020, the management fee set forth in the Investment Advisory Agreement was 0.40% of the fund's average daily net assets annually up to $1 billion, 0.35% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion, and 0.33% of the fund's average daily net assets annually in excess of $2.5 billion.
Effective immediately, the sixth paragraph in the sub-section entitled "Investment Adviser" under the main heading "Management of the Fund" is restated as follows:
MFS has agreed in writing to bear the fund’s expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFSC) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of each class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2021.
Effective immediately, the first two sentences of the third paragraph in the sub-section entitled "Distribution and Service Fees" under the main heading entitled "Description of Share Classes" are restated in their entirety as follows:
MFD has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021. MFD has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2021.

Effective immediately, the section entitled "Fees and Expenses" under the heading entitled "Additional Information on Fees and Expenses and Performance" beneath the main heading entitled "Other Information" is restated in its entirety as follows:
Fees and Expenses
The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year, April 30, 2020, expressed as a percentage of a class' average net assets during the period. Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

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